Consolidated Balance Sheet (Parenthetical) - $ / shares	Jan. 31, 2026	Jan. 31, 2025
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	196.67
Preferred stock, shares issued	0	196.67
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares outstanding	13,948,917	13,073,161
Common stock, shares issued	13,948,917	13,073,161